ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 3,797,119	$ 3,797,119
Less :Accumulated amortization	(1,762,328)	(1,762,328)
Less : Impairment of intangible assets	(2,034,791)	(2,034,791)
Amortization expenses	0	415,576	967,185
Impairment loss	0	2,034,791	0
Trade name and domain names
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	3,202,608	3,202,608
User base
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	485,735	485,735
Operating system
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	87,467	87,467
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 21,309	$ 21,309